Prepaid Expenses and Long-term Prepaids - Schedule of Prepaid Expenses (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Schedule of Prepaid Expenses [Abstract]
Prepaid tuition fees to Miami University		$ 258,248
Prepaid fees to Renda for Beijing office expenses	73,429	1,073,429
Prepaid fees to Beijing University Graduate School of Education	670,820	621,420
Prepaid insurance	66,930	106,067
Security deposit	125,259	104,713
Other prepaid expenses	124,544	162,308
Prepaid tuition fees to Shanghai Jiao Tong University	144,131
Prepaid fees to Guangzhou Zhonghong Hean	100,822
Total	$ 1,305,935	$ 2,326,185